     As filed with the Securities and Exchange Commission on October 20, 2003.
                                                              File No. 333-19605
                                                                        811-4732

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         [ ]
                                     ------
         Post-Effective Amendment No.   12                                   [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   320                                        [X]
                                -------

                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                  P.O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on November 3, 2003 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on ________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment No. 12 to the registration statement on Form N-4 (File No. 333-19605) is to supplement the prospectus to this registration statement.

The Prospectus and Statement of Additional Information (including all financial statements therein) for Director Immediate Variable Annuity are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 12, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-19605), as filed on October 8, 2003 and to be declared effective on November 3, 2003.

A Supplement to the prospectus is included in Part A of this Post-Effective Amendment.

                                     PART A

                       DIRECTOR IMMEDIATE VARIABLE ANNUITY
                              SEPARATE ACCOUNT TWO
                         HARTFORD LIFE INSURANCE COMPANY

      SUPPLEMENT DATED NOVEMBER 3, 2003 TO THE PROSPECTUS NOVEMBER 3, 2003



Effective November 3, 2003, the Payments Guaranteed for a Specified Number of Years Annuity Payout Option is no longer available under the Contract.






  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-4278

                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement.(1)

          (3)  (b) Form of Dealer Agreement.(2)

          (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a) Articles of Incorporation of Hartford.(4)

          (6)  (b) Bylaws of Hartford.(4)

          (7)  Not applicable.

          (8)  Form Participation Agreement.(5)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) (a) Consent of Deloitte & Touche LLP.

          (10) (b) Consent of Arthur Andersen LLP.(6)

          (11) No financial statements are omitted.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.(7)

----------------------------
     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.
     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.
     (3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement File No. 333-19605, dated May 9, 1997.
     (4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-66343, filed on February 8, 2001.
     (5) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement File No. 333-70153, dated August 25, 2000.
     (6) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of the Separate Account for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its report.
     (7) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-101923, filed on April 7, 2003.

Item 25.  Directors and Officers of the Depositor

-------------------------------------------- ------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- ------------------------------------------------------
David A. Carlson                             Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Kristine L. Curcio                           Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Bruce W. Ferris                              Senior Vice President
-------------------------------------------- ------------------------------------------------------
Timothy M. Fitch                             Senior Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Lois W. Grady                                Executive Vice President
-------------------------------------------- ------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- ------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- ------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Kristine J. Kelliher                         Vice President
-------------------------------------------- ------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- ------------------------------------------------------
Robert A. Kerzner                            Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- ------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- ------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of
                                             the Board, Director*
-------------------------------------------- ------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President & Chief Accounting Officer
-------------------------------------------- ------------------------------------------------------
Peter J. Michalek                            Vice President
-------------------------------------------- ------------------------------------------------------
John J. Mittelstadt                          Vice President
-------------------------------------------- ------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- ------------------------------------------------------
Joseph J. Noto                               Vice President
-------------------------------------------- ------------------------------------------------------
Marianne O'Doherty                           Vice President and Assistant General Counsel
-------------------------------------------- ------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- ------------------------------------------------------
Christine Hayer Repasy                       Senior Vice President, General Counsel and
                                             Corporate Secretary, Director*
-------------------------------------------- ------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- ------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- ------------------------------------------------------
Andrew J. Waggoner                           Vice President
-------------------------------------------- ------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- ------------------------------------------------------
Eric H. Wietsma                              Vice President
-------------------------------------------- ------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer,
                                             Director*
-------------------------------------------- ------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 24(b)(16).

Item 27.  Number of Contract Owners

          As of September 30, 2003, there were 280,522 Contract Owners.

Item 28.  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (A)  involved a knowing and culpable violation of law by the director;

          (B) enabled the director or an associate to receive an improper personal gain;

          (C) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (D) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (E) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account I)
          Hartford Life Insurance Company - Separate Account Two (DC Variable
               Account II)
          Hartford Life Insurance Company - Separate Account Two (QP Variable
               Account)
          Hartford Life Insurance Company - Separate Account Two (Variable
               Account "A")
          Hartford Life Insurance Company - Separate Account Two (NQ Variable
               Account)
          Hartford Life Insurance Company - Separate Account Ten
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life Insurance Company - Separate Account Eleven
          Hartford Life Insurance Company - Separate Account Twelve
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Separate Account Ten Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA American Maturity Life Insurance Company - Separate Account One Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

                                                POSITIONS AND OFFICES
               NAME                               WITH UNDERWRITER
               ----                               ----------------
          David A. Carlson                 Vice President
          Bruce W. Ferris                  Vice President
          George R. Jay                    Controller
          Stephen T. Joyce                 Vice President
          Ryan Johnson                     Vice President
          Thomas M. Marra                  President, Chief Executive Officer and
                                           Chairman of the Board, Director
          Christine Hayer Repasy           Senior Vice President, General Counsel and
                                           Corporate Secretary
          Martin A. Swanson                Vice President
          John C. Walters                  Executive Vice President, Director
          Lizabeth H. Zlatkus              Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement dated May 3, 1999 and filed with the Commission on April 13, 1999.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 20th day of October, 2003.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

By:   Thomas M. Marra                              *By:  /s/ Marianne O'Doherty
     -------------------------------------------         -----------------------
       Thomas M. Marra, Chief Executive                    Marianne O'Doherty
       Officer and Chairman of the Board,                  Attorney-in-Fact
       President*

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

By:   Thomas M. Marra
     -------------------------------------------
       Thomas M. Marra, Chief Executive
       Officer and Chairman of the Board,
       President*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David A. Carlson, Vice President, Director*
Robert A. Kerzner, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President &
     Chief Accounting Officer*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,
     Director*
John C. Walters, Executive Vice President,          *By: /s/ Marianne O'Doherty
     Director*                                           -----------------------
Lizabeth H. Zlatkus, Executive Vice President and         Marianne O'Doherty
     Chief Financial Officer, Director*                    Attorney-in-Fact
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*            Date: October 20, 2003




333-19605

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)  Consent of Deloitte & Touche LLP.

(15)  Copy of Power of Attorney.